Debentures (Schedule of Debentures) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 71,584	€ 51,343
Less current maturities	26,773	8,758
Total long-term debentures	44,811	42,585
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	72,137	52,056
Less current maturities	26,928	8,975
Total long-term debentures	45,209	43,081
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	71,584	51,343
Less current maturities	26,773	8,758
Total long-term debentures	€ 44,811	€ 42,585